DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2024
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

NOTE 16:-DERIVATIVE INSTRUMENTS

The Group enters into hedging transactions with a major financial institution, using derivative instruments, primarily forward contracts and options to purchase and sell foreign currencies, in order to reduce the net currency exposure associated with anticipated expenses (primarily salaries and rent expenses) in currencies other than the dollar. The Group currently hedges such future exposures for a maximum period of two years. However, the Group may choose not to hedge certain foreign currency exchange exposures for a variety of reasons, including, but not limited, to immateriality, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

As of December 31, 2024 and 2023, the Group had a net unrealized gain (loss) associated with cash flow hedges of ($2,164) and $175, respectively, recorded in other comprehensive income (loss).

As of December 31, 2024 and 2023, the par value of the Group’s outstanding forward and options contracts in the amount of $60,000 and $105,000, respectively, which were designated as cash flow hedges. In addition, as of December 31, 2024, the Group had no outstanding forward and options contracts which are not designated as hedging contracts. As of December 31, 2023, the Group had $6,500 outstanding forward contracts which are not designated as hedging contracts.

The fair value of the Group’s outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2024 and December 31, 2023, are summarized below:

Foreign exchange forward		December 31,
and options contracts	Balance sheet	2024	2023

Fair value of foreign exchange forward and options	Other payables and accrued expenses	—	$(461)
Fair value of foreign exchange forward and options collar (cylinder) contracts	“Other receivables and prepaid expenses”	$2,430	—

Loss recognized in other comprehensive income	“Other comprehensive income (loss)”	$2,164	$(175)

The effect of derivative instruments in cash flow hedging relationship on income for the years ended December 31, 2024 and 2023, is summarized below:

		Year Ended
Foreign exchange forward	Comprehensive	December 31,
and options contracts	Income (loss)	2024	2023
Comprehensive loss from derivatives before reclassifications	“Other comprehensive income (loss)”	$(306)	$(2,165)

Loss reclassified from accumulated other comprehensive income (loss)	“Operating expenses (income)”	$2,645	$6,567